Asset retirement obligations - Summary of asset retirement obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	$ 129,109	$ 109,873
Accretion during the year	5,316	4,718
Revisions to estimate	1,504	18,437
Settlements	(3,688)	(3,591)
Reclassified to liabilities associated with assets held for sale	755	(328)
Ending Balance	132,996	129,109
Less: Current liability portion	(5,071)	(4,019)
Non-current liability portion	127,925	125,090
Estimated undiscounted amount	252,617	212,709
Turkiye
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	76,357	54,521
Accretion during the year	2,963	2,224
Revisions to estimate	6,589	20,095
Settlements	(635)	(483)
Reclassified to liabilities associated with assets held for sale	0	0
Ending Balance	85,274	76,357
Less: Current liability portion	0	0
Non-current liability portion	85,274	76,357
Estimated undiscounted amount	157,040	127,181
Canada
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	15,308	14,215
Accretion during the year	355	336
Revisions to estimate	(3,856)	757
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	0	0
Ending Balance	11,807	15,308
Less: Current liability portion	0	0
Non-current liability portion	11,807	15,308
Estimated undiscounted amount	27,740	20,757
Greece
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	37,444	41,137
Accretion during the year	1,551	1,731
Revisions to estimate	(27)	(2,316)
Settlements	(3,053)	(3,108)
Reclassified to liabilities associated with assets held for sale	0	0
Ending Balance	35,915	37,444
Less: Current liability portion	(5,071)	(4,019)
Non-current liability portion	30,844	33,425
Estimated undiscounted amount	67,837	64,771
Romania
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	0	0
Accretion during the year	447	427
Revisions to estimate	(1,202)	(99)
Settlements	0	0
Reclassified to liabilities associated with assets held for sale	755	(328)
Ending Balance	0	0
Less: Current liability portion	0	0
Non-current liability portion	0	0
Estimated undiscounted amount	$ 0	$ 0